CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net earnings	$ 427.6	$ 288.0	$ 197.6
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	83.8	94.3	100.5
Deferred income taxes	54.0	17.0	(11.6)
Provision for doubtful accounts	18.9	24.1	29.2
Share-based compensation	40.6	31.5	30.0
Excess tax benefit on exercise of share-based awards	(4.5)	(7.3)	(0.3)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(270.5)	(82.6)	48.3
Other assets	(198.7)	(35.9)	(9.2)
Other liabilities	155.0	67.6	(52.9)
Cash provided by operating activities	306.2	396.7	331.6
Cash Flows from Investing Activities
Capital expenditures	(51.5)	(44.7)	(72.0)
Acquisitions of businesses, net of cash acquired	(32.0)	(46.3)	(49.0)
Proceeds from the sale of property and equipment	2.1	3.4	3.7
Cash used in investing activities	(81.4)	(87.6)	(117.3)
Cash Flows from Financing Activities
Net change in short-term borrowings	16.0	(5.7)	(6.7)
Proceeds from long-term debt	0	3.9	751.6
Repayments of long-term debt	(2.6)	(269.5)	(703.2)
Proceeds from share-based awards	25.5	101.0	6.0
Other share-based award transactions, net	(6.3)	16.1	(6.3)
Repurchases of common stock	(143.5)	0	(138.2)
Dividends paid	(77.3)	(72.0)	(67.8)
Cash used in financing activities	(188.2)	(226.2)	(164.6)
Effect of exchange rate changes on cash	(75.0)	6.6	17.9
Net (decrease) increase in cash and cash equivalents	(38.4)	89.5	67.6
Cash and cash equivalents, beginning of year	737.6	648.1	580.5
Cash and cash equivalents, end of year	699.2	737.6	648.1
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	36.6	43.5	39.9
Income taxes paid, net	$ 105.8	$ 60.3	$ 123.0